Leases - Schedule of Maturity of Lease Liabilities (Details) - USD ($) $ in Thousands	Apr. 03, 2022	Jan. 02, 2022
Leases [Abstract]
2022	$ 1,029	$ 1,366
2023	1,406	1,406
2024	1,449	1,449
2025	1,492	1,492
2026	1,491	1,491
Thereafter	5,774	5,774
Total	12,641	12,978
Less: imputed interest	(3,220)	(3,375)
Present value of lease liabilities	$ 9,421	$ 9,603